Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Assets:
Cash and cash equivalents	$ 152,270	$ 2,576,256	$ 3,336,420	$ 5,987,164
Accounts receivable, net	76,742	1,298,399	1,266,110	1,085,670
Recoverable taxes	22,776	385,351	259,118	275,600
Advance Payment for constructions to related parties	2,581	43,673	9,602	223,498
Advance Payments to contractors	32,873	556,186	672,588	162,165
Other accounts receivable and prepaid expenses	2,840	48,065	49,639	42,333
Total current assets	290,082	4,907,930	5,593,477	7,776,430
Non-current assets:
Property, leasehold improvements and equipment, net	168,608	2,852,674	2,566,095	2,724,296
Investment in airport concessions, net	970,584	16,421,304	13,940,366	11,680,684
Rights of use of leased assets, net	8,833	149,442	165,004	197,131
Other assets, net	2,295	38,824	48,127	46,196
Deferred income taxes	51,269	867,421	756,909	464,404
Total non-current assets	1,201,589	20,329,665	17,476,501	15,112,711
Total assets	1,491,671	25,237,595	23,069,978	22,889,141
Current liabilities:
Short-term debt			1,200,000	2,700,000
Current portion of long-term debt			1,500,000
Current portion of major maintenance provision	37,218	629,683	949,197	692,788
Current portion of financial leases	2,655	44,928	33,446	29,332
Trade accounts payable	22,785	385,503	326,290	213,207
Payable taxes and other accrued expenses	56,791	960,843	963,606	997,854
Accounts payable to related parties	26,771	452,933	286,479	269,249
Total current liabilities	146,220	2,473,890	5,259,018	4,902,430
Non-current liabilities:
Long-term debt	631,048	10,676,708	7,484,336	4,996,622
Major maintenance provision	88,043	1,489,598	1,041,521	1,048,945
Guarantee deposits	23,890	404,202	377,576	342,120
Labor obligations	8,455	143,058	121,477	129,199
Financial leases	9,097	153,916	174,759	195,404
Deferred income taxes	3,412	57,721	56,671	36,189
Total non-current liabilities	763,945	12,925,203	9,256,340	6,748,479
Total liabilities	910,165	15,399,093	14,515,358	11,650,909
Commitment and contingencies
Shareholders' equity
Common stock	17,600	297,782	297,782	297,782
Additional paid-in capital	1,761	29,786	29,786	29,786
Total Contributed capital	19,361	327,568	327,568	327,568
Reserve for repurchase of shares	88,658	1,500,000	1,500,000	1,028,188
Retained earnings	462,701	7,828,436	6,528,698	9,702,141
Accumulated other comprehensive loss	854	14,455	12,945	(1,936)
Total Earned capital	552,213	9,342,891	8,041,643	10,728,393
Controlling interest	571,574	9,670,459	8,369,211	11,055,961
Non-controlling interest	9,932	168,043	185,409	182,271
Total shareholders' equity	581,506	9,838,502	8,554,620	11,238,232
Total liabilities and shareholders' equity	$ 1,491,671	$ 25,237,595	$ 23,069,978	$ 22,889,141